103 P-1
                       SUPPLEMENT DATED OCTOBER 8, 2001
                             TO THE PROSPECTUS OF
                 TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
                             DATED JANUARY 1, 2001
                AS SUPPLEMENTED MARCH 28, 2001 AND JULY 1, 2001

The prospectus is amended as follows:

I. The section "Management" on page 11 is replaced with the following:
       Management
------------------------------------------------------------------------------

       Templeton Investment Counsel, LLC (Investment Counsel), 500 East Broward Blvd., Ft. Lauderdale, FL 33394-3091, is the Fund's investment manager. Together, Investment Counsel and its affiliates manage over $246 billion in assets.

       Beginning October 2001 under an agreement with Investment Counsel, Franklin Templeton Investments (Asia) Limited (Investments Asia), 2701 Shui On Centre, 6-8 Harbour Road, WanChai, Hong Kong, is the Fund's sub-advisor. Investments Asia provides Investment Counsel with investment management advice and assistance.

       The team responsible for the Fund's management is:

       SIMON RUDOLPH, PORTFOLIO MANAGER OF INVESTMENTS ASIA

       Mr.  Rudolph  has been a  manager  of the Fund  since  1997.  He joined
       Franklin  Templeton  Investments  in  1997.   Previously,   he  was  an
       executive director with Morgan Stanley.

       TUCKER SCOTT CFA, VICE PRESIDENT OF INVESTMENT COUNSEL Mr. Scott has been a manager of the Fund since 1999. He joined Franklin Templeton Investments in 1996.

       CINDY L. SWEETING CFA, SENIOR VICE PRESIDENT OF INVESTMENT COUNSEL
       Ms. Sweeting has been a manager of the Fund since 2000. She joined Franklin Templeton Investments in 1997. Previously, she was the Vice President of Investments with McDermott International Investments Co., Inc. in Nassau, Bahamas.

       The Fund pays Investment Counsel a fee for managing the Fund's assets. For the fiscal year ended August 31, 2000, the Fund paid 0.75% of its average daily net assets to the manager for its services.

              Please keep this supplement for future reference.







103 PA-1
                        SUPPLEMENT DATED OCTOBER 8, 2001
                              TO THE PROSPECTUS OF
                  TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
                                  ADVISOR CLASS
                              DATED JANUARY 1, 2001
                 AS SUPPLEMENTED MARCH 28, 2001 AND JULY 1, 2001

 The prospectus is amended as follows:

 I. The section "Management" on page 9 is replaced with the
following:
       MANAGEMENT
------------------------------------------------------------------------

       Investment Counsel, LLC (Investment Counsel), 500 East Broward Blvd., Ft. Lauderdale, FL 33394-3091, is the Fund's investment manager. Together, Investment Counsel and its affiliates manage over $246 billion in assets.

       Beginning October 2001 under an agreement with Investment Counsel, Franklin Templeton Investments (Asia) Limited (Investments Asia), 2701 Shui On Centre, 6-8 Harbour Road, WanChai, Hong Kong, is the Fund's sub-advisor. Investments Asia provides Investment Counsel with investment management advice and assistance.

       The team responsible for the Fund's management is:

       SIMON RUDOLPH, PORTFOLIO MANAGER OF INVESTMENTS ASIA
       Mr. Rudolph has been a manager of the Fund since 1997. He joined Franklin Templeton Investments in 1997. Previously, he was an executive director with Morgan Stanley.

       TUCKER SCOTT CFA, VICE PRESIDENT OF INVESTMENT COUNSEL
       Mr. Scott has been a manager of the Fund since 1999. He joined Franklin Templeton Investments in 1996.

       CINDY L. SWEETING CFA, SENIOR VICE PRESIDENT OF INVESTMENT COUNSEL Ms. Sweeting has been a manager of the Fund since 2000. She joined Franklin Templeton Investments in 1997. Previously, she
       was  the   Vice   President   of   Investments   with   McDermott
       International Investments Co., Inc. in Nassau, Bahamas.

       The Fund pays Investment Counsel a fee for managing the Fund's assets. For the fiscal year ended August 31, 2000, the Fund paid 0.75% of its average daily net assets to the manager for its services.

           Please keep this supplement for future reference.






103 SA-1
                        SUPPLEMENT DATED OCTOBER 8, 2001
                               TO THE STATEMENT OF
                            ADDITIONAL INFORMATION OF
                                TEMPLETON GLOBAL
                          SMALLER COMPANIES FUND, INC.
                              DATED JANUARY 1, 2001

I. The following paragraph replaces the similar paragraph in the section "Management and Other Services - Manager and services provided" on page 11:

 Beginning October 2001, the Fund's subadvisor is Franklin Templeton Investments
 (Asia) Limited (Investments Asia). The sub-advisor has an agreement with the manager and provides the manager with certain investment advisory services with respect to securities and investments and cash equivalents in the Fund. The sub-advisor provides the portfolio management services of Simon Rudolph while he remains employed by Investments Asia. The subadvisor's activities are subject to the board's review and control, as well as the manager's instruction and supervision.

                           Please keep this supplement
                              for future reference.






103 SAA-1
                        SUPPLEMENT DATED OCTOBER 8, 2001
                               TO THE STATEMENT OF
                            ADDITIONAL INFORMATION OF
                                TEMPLETON GLOBAL
                          SMALLER COMPANIES FUND, INC.
                                  ADVISOR CLASS
                              DATED JANUARY 1, 2001

I. The following paragraph replaces the similar paragraph in the section "Management and Other Services - Manager and services provided" on page 11:

 Beginning October 2001, the Fund's sub-advisor is Franklin Templeton Investments (Asia) Limited (Investments Asia). The sub-advisor has an agreement with the manager and provides the manager with certain investment advisory services with respect to securities and investments and cash equivalents in the Fund. The sub-advisor provides the portfolio management services of Simon Rudolph while he remains employed by Investments Asia. The subadvisor's activities are subject to the board's review and control, as well as the manager's instruction and supervision.

                           Please keep this supplement
                              for future reference.